Segment analysis - Reconciliation of [profit/(loss)] for the period to Adjusted EBITDA (Details) € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 EUR (€)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 EUR (€)
Segment analysis
Profit/Loss for the period	$ 11	€ 10	$ (3)	€ (3)	$ (50)	€ (46)
Income tax charge/(credit)	(7)		13		(21)
Net finance expense	240		192		147
Depreciation and amortization	463		449		418
Exceptional operating items (note 5)	32		21		106
Adjusted EBITDA	$ 739		$ 672		$ 600